Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2015
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Aug. 28, 2015
Document Effective Date	Sep. 01, 2015
Prospectus Date	Sep. 01, 2015
PNC GOVERNMENT MONEY MARKET FUND | Advisor Class
Prospectus:
Trading Symbol	PAGXX